Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (376,931)	$ (214,642)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	163,769	120,544
Share-based compensation	28,017	39,481
Non-cash interest expense	11,609	7,000
Amortization of operating lease right-of-use assets	12,704	13,019
Loss on impairment	144,461	14,573
(Gain) loss on debt retirement	(205)	21,344
Loss on sale or retirement of asset	548	4,705
(Gain) loss on investment	(21,953)	2,093
Deferred taxes	(25,826)	(10,604)
Changes in assets and liabilities:
Receivables	7,956	(25,257)
Inventories	31,236	(93,123)
Prepaid expenses and other current assets	(13,198)	(24,897)
Tax receivable	(34,505)
Other assets	14,101	6,655
Accounts payable	51,707	(10,298)
Income taxes payable	10,721	27,225
Operating leases, net (right-of-use asset acquisitions and disposals)	2,872
Operating lease liabilities	(11,643)	(12,060)
Accrued expenses	50,961	75,962
Net cash provided by (used in) operating activities	46,401	(58,280)
Cash flows from investing activities:
Purchase of property, plant and equipment, net	(138,362)	(171,955)
Proceeds from sale of entities	10,987	29,828
Proceeds from consolidation of acquisitions	29,952	14,500
Acquisition related cash payments	(133,983)	(37,820)
Payments received on notes receivable	2,315	3,713
Note receivable from third party		(2,240)
Dividend received	468
Net cash used in investing activities	(228,623)	(163,974)
Cash flows from financing activities:
Proceeds from financing agreement		531,093
Minority interest investment in Curaleaf International		83,979
Debt issuance costs		(5,564)
Acquisition escrow shares returned and retired		(8,312)
Minority interest buyouts		(1,190)
Proceeds from sale leasebacks		4,516
Proceeds from financing transactions	65,241	18,978
Lease liability payments	(5,604)	(3,553)
Principal payments on notes payable and financing liabilities	(3,287)	(371,748)
Prepayment penalties on retired notes payable		(23,827)
Remittances of statutory withholdings on share-based payment awards	(4,999)	(18,979)
Exercise of stock options	(812)	3,157
Issuance of common shares, net of issuance costs		240,569
Net cash provided by financing activities	50,539	449,119
Net (decrease) increase in cash	(131,683)	226,865
Cash beginning balance	299,329	73,542
Effect of exchange rate on cash	(4,469)	(1,078)
Cash and cash equivalents	163,177	299,329
Non-cash investing & financing activities:
Issuance of shares in connection with acquisitions	35,671	(209,428)
Recognition of finance ROU assets and Lease liabilities	5,393
Issuance of notes in connection with acquisitions	145,433
Cash paid for EMMAC to former EMMAC owners by minority interest holder		46,844
Contingent consideration incurred in connection with acquisitions	13,852	29,311
Deferred consideration incurred in connection with acquisitions	118,018
Failed sale leaseback	1,558
Held-for-sale reclassifications	15,261
Write off of prior debt deferred costs		2,182
Redeemable non-controlling interest	14,026	6,922
Equity Issuance		51,130
Supplemental disclosure of cash flow information:
Cash paid for taxes	155,954	91,786
Cash paid for interest	$ 78,828	$ 33,439